SEGMENT REPORTING (Tables)	6 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Reconciliation of revenue from segments to consolidated
Summarized information by segments for the six months ended December 31, 2019, and 2020 is as follows:

	Six months ended December 31, 2019
	(Unaudited)
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contract revenue	$116,288	82,546	35,307	234,141
Product sales	9,164	3,497	—	12,661
Maintenance service revenue	7,921	36,625	705	45,251
Extended warranty service revenue	555	730	—	1,285

Total	133,928	123,398	36,012	293,338

Costs of revenue	88,722	67,370	29,108	185,200

Gross profit	$45,206	56,028	6,904	108,138

	Six months ended December 31, 2020
	(Unaudited)
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contract revenue	$150,246	57,937	39,991	248,174
Product sales	11,819	3,207	—	15,026
Maintenance service revenue	11,372	48,430	20	59,822
Extended warranty service revenue	1,383	390	—	1,773

Total	174,820	109,964	40,011	324,795

Costs of revenue	115,676	56,834	35,165	207,675

Gross profit	$59,144	53,130	4,846	117,120

Schedule of Revenues by geographical area
The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Six months ended December 31,
	2019	2020
	(Unaudited)	(Unaudited)
Revenues:
PRC	$250,126	$283,528
Non-PRC	43,212	41,267

	$293,338	$324,795

Schedule of long-lived assets other than goodwill and intangible assets by geographical area
The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,	December 31,
	2020	2020
		(Unaudited)
Long-lived assets other than goodwill and acquired intangible assets
PRC	$129,340	$148,177
Non-PRC	11,938	13,565

	$141,278	$161,742